Giggles N' Hugs, Inc. - Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, authorized	1,125,000,000	1,125,000,000
Common Stock, issued and outstanding	52,169,929	51,607,500